Annual Total Returns (Vanguard Developed Markets Index Fund - Institutional Shares Institutional) (Vanguard Developed Markets Index Fund, Vanguard Developed Markets Index Fund - Institutional Shares)	12 Months Ended
Oct. 31, 2013
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Annual Total Return
2013	21.95%
2012	19.00%
2011	(12.44%)
2010	8.73%
2009	28.17%
2008	(41.62%)
2007	10.99%
2006	26.18%
2005	13.34%
2004	20.25%